Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Deposits for operating lease	$ 59,037	$ 36,164